Financial risk management objectives and policies - Liquidity risk (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Long-term debt	$ 50,697	$ 42,687
Lease liabilities	800	0
Accrued liabilities and other payables	1,971	1,319
Trade payables	4,735	6,433
Total	58,203	50,439
Less than 3 months
Disclosure of financial liabilities [line items]
Long-term debt	4,674	1,720
Lease liabilities	126	0
Accrued liabilities and other payables	1,971	1,319
Trade payables	4,735	6,433
Total	11,506	9,472
3 to 12 months
Disclosure of financial liabilities [line items]
Long-term debt	3,776	24,502
Lease liabilities	106	0
Accrued liabilities and other payables	0	0
Trade payables	0	0
Total	3,882	24,502
1 to 5 years
Disclosure of financial liabilities [line items]
Long-term debt	42,247	16,465
Lease liabilities	567	0
Accrued liabilities and other payables	0	0
Trade payables	0	0
Total	42,814	16,465
More than 5 years
Disclosure of financial liabilities [line items]
Long-term debt	0	0
Lease liabilities	1	0
Accrued liabilities and other payables	0	0
Trade payables	0	0
Total	$ 1	$ 0